Inventories - Schedule of Changes in Excess and Obsolete Inventory Reserve (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Dec. 30, 2018
Change In Accounting Estimate [Line Items]
Beginning balance			$ 189	$ 199
Ending balance				189	$ 199
Excess and Obsolete Inventory Reserve
Change In Accounting Estimate [Line Items]
Beginning balance	$ 354	$ 262	189	(199)	(262)
Provisions Charged to Operating Results	248	92	73	(189)	(200)
Account Write-off				199	263
Account Write-off	258
Ending balance	$ 344	$ 354	262	189	$ (199)
Excess and Obsolete Inventory Reserve | Previously Reported [Member]
Change In Accounting Estimate [Line Items]
Beginning balance			$ (189)
Ending balance				$ (189)